UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
            December 12, 2015 to January 12, 2016

     Commission File Number of issuing entity: 333-166711-01
       Central Index Key Number of issuing entity: 0001536226

         UBS-Citigroup Commercial Mortgage Trust 2011-C1
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-166711
         Central Index Key Number of depositor: 0001258361

          Citigroup Commercial Mortgage Securities Inc.
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
                 Natixis Real Estate Capital LLC
       (Exact name of sponsor as specified in its charter)

               Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                           45-4307653
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 816-6000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         The following table presents the delinquency information for the trust assets expressed in 30 day increments up to a period of 120 days:

         Delinquency Summary as reported on 01/12/2016

                                                              Percentage of
         Number of Days    Number of      Ending              Aggregate Ending
         Delinquent        Loans/REOs     Scheduled Balance   Scheduled Balance
         0-29                  32          642,072,268.97           100%
         30-59                  0                     0.00             0%
         60-89                  0                     0.00             0%
         90-120                 0                     0.00             0%
         121+                   0                     0.00             0%
         Total                 32           642,072,268.97           100%

         During the distribution period from December 12, 2015 to January 12, 2016, no assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor most recently filed a Form ABS-15G on February 17, 2015. The CIK number of the Depositor is 0001258361.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number of Natixis is 0001542256.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 06, 2015. The CIK number of UBS is 0001541886.

Item 1A. Asset-Level Information.
         Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.
         Not applicable


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         Disclosure from Deutsche Bank Trust Company Americas, as Trustee:

         On June 18, 2014, a group of investors ("Plaintiff Investors") filed a civil action against Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") in New York
         State Supreme Court purportedly on behalf of and for the benefit of 544 private-label residential mortgage-backed securities ("RMBS") trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC's alleged failure to perform their obligations as trustees for the trusts
         (the "NY Derivative Action"). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the
         Southern District of New York (the "SDNY Action"), making substantially the same allegations as the NY Derivative
         Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts.
         On January 19, 2016, the court overseeing the SDNY Action granted in part the defendants' motion to dismiss on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in defendant' motion to dismiss. The court further ordered plaintiffs to file an amended complaint consistent with its ruling as to the remaining 64 trusts governed by indentures. The defendants will have an opportunity to file new defensive motions with respect to the amended complaint after it is filed. DBTCA will continue to vigorously defend the SDNY Action.

         On December 30, 2015, IKB International, S.A. and IKB
         Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the "IKB Action"). The claims in the IKB Action appear to be substantively similar to the SDNY Action. The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named RMBS Trusts. DBTCA intends to vigorously defend the IKB Action.

         DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 3.  Sales of Securities and Use of Proceeds.
         None

Item 4.  Defaults Upon Senior Securities.
         None

Item 5.  Submission of Matters to a Vote of Security Holders.
         None

Item 6.  Significant Obligors of Pool Assets.
         With respect to the Trinity Centre Mortgage Loan, based on information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for the Trinity Centre Mortgaged Property was $14,076,212.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

         With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan Borrower, the net operating income for the Poughkeepsie Galleria Mortgaged Property was $12,101,336.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

Item 7.  Change in Sponsor Interest in Securities.
         None

Item 8.  Significant Enhancement Provider Information.
         None

Item 9.  Other Information.
         None

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the January 12, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)


/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

Date:    January 26, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the January 12, 2016 distribution.